UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/15

Item 1. Schedule of Investments.

Franklin Real Estate Securities Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Real Estate Securities Fund	Shares	Value
Common Stocks 98.7%
Diversified REITs 3.8%
American Assets Trust Inc.	206,700	$9,173,346
Liberty Property Trust	81,500	3,284,450
Spirit Realty Capital Inc.	432,400	5,560,664
WP Carey Inc.	90,000	6,462,900
		24,481,360
Health Care REITs 11.9%
HCP Inc.	440,200	20,817,058
Health Care REIT Inc.	309,600	25,371,720
Sabra Health Care REIT Inc.	185,200	6,056,040
Senior Housing Properties Trust	240,400	5,598,916
Ventas Inc.	223,750	17,857,487
		75,701,221
Hotel & Resort REITs 7.3%
Host Hotels & Resorts Inc.	1,007,100	23,052,519
Pebblebrook Hotel Trust	302,900	14,066,676
Sunstone Hotel Investors Inc.	547,700	9,338,285
		46,457,480
Hotels, Resorts & Cruise Lines 0.2%
[a]Hilton Worldwide Holdings Inc.	60,900	1,581,573

Industrial REITs 5.9%
First Industrial Realty Trust Inc.	237,700	5,165,221
Prologis Inc.	536,461	24,215,850
STAG Industrial Inc.	301,800	7,907,160
		37,288,231
Office REITs 21.1%
Alexandria Real Estate Equities Inc.	148,400	14,471,968
Boston Properties Inc.	178,800	24,817,440
Brandywine Realty Trust	376,200	6,248,682
Coresite Realty Corp.	99,800	4,372,238
Digital Realty Trust Inc.	156,400	11,407,816
Douglas Emmett Inc.	215,800	6,145,984
Highwoods Properties Inc.	183,000	8,601,000
Kilroy Realty Corp.	193,600	14,355,440
[a]Paramount Group Inc.	181,500	3,512,025
SL Green Realty Corp.	127,600	16,077,600
Vornado Realty Trust	217,645	24,036,714
		134,046,907
Residential REITs 16.3%
Apartment Investment & Management Co., A	318,900	12,711,354
AvalonBay Communities Inc.	87,672	15,166,379
Camden Property Trust	54,300	4,183,815
Education Realty Trust Inc.	27,135	938,871
Equity Lifestyle Properties Inc.	185,500	10,152,415
Equity Residential	334,344	25,948,438
Essex Property Trust Inc.	81,363	18,392,106
Post Properties Inc.	79,100	4,805,325
UDR Inc.	336,762	11,200,704
		103,499,407
Retail REITs 25.4%
DDR Corp.	456,907	8,955,377
Federal Realty Investment Trust	76,400	10,984,028
General Growth Properties Inc.	832,700	25,130,886
Kimco Realty Corp.	253,800	7,017,570
The Macerich Co.	151,421	13,023,720
Realty Income Corp.	127,600	6,929,956
Regency Centers Corp.	152,200	10,434,832
Simon Property Group Inc.	298,700	59,339,742

Quarterly Statement of Investments | See Notes to Statement of Investment.

Franklin Real Estate Securities Trust
Statement of Investments, January 31, 2015 (unaudited) (continued)
Taubman Centers Inc.	100,900	8,268,755
[a]Urban Edge Properties	108,622	2,578,687
Weingarten Realty Investors	232,900	8,729,092
		161,392,645
Specialized REITs 6.8%
CubeSmart	351,500	8,660,960
Extra Space Storage Inc.	206,100	13,602,600
Public Storage	104,700	21,027,948
		43,291,508
Total Common Stocks (Cost $355,432,433)		627,740,332

Short Term Investments (Cost $13,031,358) 2.1%

Money Market Funds 2.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	13,031,358	13,031,358
Total Investments (Cost $368,463,791) 100.8%		640,771,690
Other Assets, less Liabilities (0.8)%		(4,887,715)
Net Assets 100.0%		$635,883,975

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Real Estate Securities Trust

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2015